Shareholders' Equity (Schedule of Fair Value of Restricted Stock) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Restricted stock and performance share units
Additional information related to restricted stock and performance share awards and restricted stock units
Fair value	$ 149	$ 142	$ 156
Unrecognized compensation cost	$ 211	$ 133	$ 154
Weighted average remaining period to expense, years	1 year 3 months	1 year 3 months	1 year 3 months
Restricted stock units
Additional information related to restricted stock and performance share awards and restricted stock units
Fair value	$ 261	$ 237	$ 218
Unrecognized compensation cost	$ 986	$ 628	$ 570
Weighted average remaining period to expense, years	1 year 11 months	1 year 8 months	1 year 8 months